Assets Held For Sale (Tables)	6 Months Ended
Jun. 30, 2022
Assets Held For Sale [Abstract]
Assets Held for Sale
Assets held for sale are carried at the lesser of the carrying amount and the fair value less cost to sell.

As at June 30, 2022	PP&E	ROU Assets	Goodwill	Lease Liabilities	Decommissioning Liabilities
Retail Gas Stations	470	55	—	(54)	(65)

As at December 31, 2021	PP&E	ROU Assets	Goodwill	Lease Liabilities	Decommissioning Liabilities
Retail Gas Stations	498	54	—	(58)	(86)
Tucker	505	—	88	—	(33)
Wembley	159	—	—	—	(9)
	1,162	54	88	(58)	(128)